6. Revenue	12 Months Ended
Dec. 31, 2020
Revenue
Revenue

6.          Revenue

Collaboration agreement The Leukemia & Lymphoma Society (LLS)

Affimed is party to a collaboration with LLS to fund the development of a specific product candidates (immune cell engagers). Under the terms of the agreement, LLS has agreed to contribute up to $4.4 million contingent upon the achievement of certain milestones.

In the event that the research and development is successful, Affimed must proceed with commercialization of the licensed product. If Affimed decides for business reasons not to continue the commercialization, Affimed must at its option either repay the amount funded or grant a license to LLS to enable LLS to continue with the development program. In addition, LLS is entitled to receive royalties from Affimed based on the Group’s future revenue from any licensed product, with the amount of royalties not to exceed three times the amount funded.

In June 2016, the research funding agreement with LLS was amended to reflect a shift to the development of combination therapeutic approaches so that the milestones now relate primarily to the development of a combination therapy.

During the year ended December 31, 2019, the Group recognized revenue totaling €0.2 million. In 2020 the Group achieved the final milestones and recognized €0.1 million as revenue.

Collaboration with Genentech Inc.

In August 2018, Affimed entered into a strategic collaboration agreement with Genentech Inc., headquartered in South San Francisco, USA. Under the terms of the agreement Affimed is providing services related to the development of novel NK cell engager-based immunotherapeutics to treat multiple cancers. The Genentech agreement became effective at the beginning of October 2018. Under the terms of the agreement, Affimed received $96.0 million (€83.2 million) in an initial upfront payment and committed funding on October 31, 2018. The Group recognized €26.2 million as revenue in 2020 (2019: €19.7 million, 2018: €21.8 million) and €41.9 million (December 31, 2019: €59.3 million, December 31, 2018: €61.4 million) under contract liabilities, which is recognized as revenue in subsequent periods as services are provided.

Under the terms of the agreement, Affimed is eligible to receive up to an additional $5.0 billion over time, including payments upon achievement of specified development, regulatory and commercial milestones. Affimed is also eligible to receive royalties on any potential sales.

Collaboration with Roivant Sciences Ltd.

On November 9, 2020 Affimed and Pharmavant 6 GmbH, a subsidiary of Roivant Sciences Ltd., announced a strategic collaboration agreement which grants Roivant a license to the preclinical molecule AFM32. Under the terms of the agreement, Affimed received $60 million in upfront consideration, comprised of $40 million in cash and pre-funded research and development funding, and $20 million of common shares in Roivant. Affimed is eligible to receive additional proceeds in the form of option fees contingent on the commencement of additional programs contemplated under the agreement. The company is eligible to receive up to an additional $2 billion in milestones over time upon achievement of specified development, regulatory and commercial milestones, as well as tiered royalties on net sales.

At December 31, 2020 the group has recognized €1.4 million as revenue and €49.0 million under contract liabilities, which is recognized as revenue in subsequent periods as services are provided.

Research service agreements

The Group, through its subsidiary AbCheck has entered into certain research service agreements. These research service agreements provide for non-refundable upfront technology access research funding or capacity reservation fees and milestone payments. The Group recognized revenue of €0.6 million, €1.7 million and €1.7 million during the years ended December 31, 2020, 2019 and 2018 respectively.

Contract balances

The following table provides information about receivables and contract liabilities from contracts with customers.

	December 31, 2020	December 31, 2019
Receivables	0	204
Contract liabilities	91,041	59,314

An amount of €17,457 that was recognized in contract liabilities at the beginning of the period was recognized as revenue during the period ended December 31, 2020 (2019: €14,795; 2018: €230).

The remaining performance obligations at December 31, 2020 are approximately €91.0 million and are expected to be recognized as revenue to a large extent over the next two years.

Disaggregation of revenue

	2020	2019	2018
Major service lines:
Collaboration revenue	27,755	19,685	22,018
Service revenue	605	1,706	1,717
	28,360	21,391	23,735

Revenue:
Point in time	9,180	5,783	21,863
Over time	19,180	15,608	1,872
	28,360	21,391	23,735